Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 28, 2020
Entity Registrant Name	MFS® SERIES TRUST VII
Entity Central Index Key	0000318874
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2020
Document Effective Date	Dec. 30, 2020
Prospectus Date	Feb. 23, 2021
MFS Emerging Markets Equity Research Fund | R1
Prospectus:
Trading Symbol	EEMDX
MFS Emerging Markets Equity Research Fund | C
Prospectus:
Trading Symbol	EEMRX
MFS Emerging Markets Equity Research Fund | R6
Prospectus:
Trading Symbol	EEMHX
MFS Emerging Markets Equity Research Fund | I
Prospectus:
Trading Symbol	EEMIX
MFS Emerging Markets Equity Research Fund | A
Prospectus:
Trading Symbol	EEMPX
MFS Emerging Markets Equity Research Fund | R2
Prospectus:
Trading Symbol	EEMEX
MFS Emerging Markets Equity Research Fund | R3
Prospectus:
Trading Symbol	EEMFX
MFS Emerging Markets Equity Research Fund | R4
Prospectus:
Trading Symbol	EEMGX